Current and Future Changes in Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Nov. 01, 2019	Oct. 31, 2019
Disclosure of changes in accounting policies [line items]
Lease liabilities	$ 5,508		$ 66
Retained earnings	$ 49,934		$ 49,497
Common Equity Tier 1 Capital	12.50%		12.10%
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of changes in accounting policies [line items]
Right of use assets		$ 4,450
Lease liabilities		5,645
Other balance sheet adjustments		650
Retained earnings		$ (550)
Common Equity Tier 1 Capital		(0.24%)